CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET - Schedule of Capitalized Software and Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross		$ 3,708	$ 4,810
Less: accumulated amortization		(1,589)	(2,734)
Capitalized software and intangible assets, net	$ 2,204	2,119	2,076
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross		3,692	4,794
Domain name
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross		$ 16	$ 16